CONSOLIDATED BALANCE SHEETS - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
CURRENT ASSETS:
Cash	$ 50,685	$ 201,509	$ 191,440
Accounts receivable - related party	44,880	160,590	21,791
Total current assets	95,565	362,099	213,231
Furniture and equipment, net	17,086	15,164	11,017
Right-of-use lease asset	146,719
Website and development costs	356,704	351,457	163,874
Total assets	616,074	728,720	388,122
CURRENT LIABILITIES:
Accounts payable and accrued expenses	192,023	163,828	304,821
Accounts payable and accrued expenses - related party	21,931	21,931	77,531
Operating lease liability	66,970
Total current liabilities	280,924	185,759	382,352
Operating lease liability	82,451
Total liabilities	363,375	185,759	382,352
Commitment and contingency (Notes 7 and 8)
STOCKHOLDERS' EQUITY:
Convertible Preferred Series A stock, $0.001 par value, 5,000,000 authorized; 264,894 issued and outstanding	265	265	265
Common Stock, $0.001 Par Value 750,000,000 shares authorized; 73,705,054 shares issued and outstanding as of June 30, 2018 and 69,642,554 shares issued and outstanding in 2018 and 60,337,382 shares issued and outstanding in 2017	73,705	69,492	60,337
Additional paid-in capital	11,822,325	10,702,037	7,190,572
Accumulated deficit	(11,643,596)	(10,228,833)	(7,245,404)
Total stockholders' equity	252,699	542,961	5,770
Total liabilities and stockholders' equity	$ 616,074	$ 728,720	$ 388,122